U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

March 2, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the funds noted in Appendix A below, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2012, filed electronically as Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A on February 28, 2012.

If you have any questions regarding this filing, please call the undersigned at (312) 325-2037.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC

Appendix A

3X BULL FUNDS	3X BEAR FUNDS
Domestic Equity Index Funds
Direxion Daily Large Cap Bull 3X Shares (BGU)	Direxion Daily Large Cap Bear 3X Shares (BGZ)
Direxion Daily Large Cap Growth Bull 3X Shares	Direxion Daily Large Cap Growth Bear 3X Shares
Direxion Daily Large Cap Value Bull 3X Shares	Direxion Daily Large Cap Value Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares (MWJ)	Direxion Daily Mid Cap Bear 3X Shares (MWN)
Direxion Daily S&P 500® Bull 3X Shares (SFVL)	Direxion Daily S&P 500® Bear 3X Shares (SFVS)
Direxion Daily Small Cap Bull 3X Shares (TNA)	Direxion Daily Small Cap Bear 3X Shares (TZA)
Direxion Daily Total Market Bull 3X Shares	Direxion Daily Total Market Bear 3X Shares
International Funds
Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares
Direxion Daily BRIC Bull 3X Shares (BRIL)	Direxion Daily BRIC Bear 3X Shares (BRIS)
Direxion Daily Canada Bull 3X Shares (CANU)	Direxion Daily Canada Bear 3X Shares (CAND)
Direxion Daily China Bull 3X Shares (YINN)	Direxion Daily China Bear 3X Shares (YANG)
Direxion Daily Developed Markets Bull 3X Shares (DZK)	Direxion Daily Developed Markets Bear 3X Shares (DPK)
Direxion Daily Emerging Markets Bull 3X Shares (EDC)	Direxion Daily Emerging Markets Bear 3X Shares (EDZ)
Direxion Daily India Bull 3X Shares (INDL)	Direxion Daily India Bear 3X Shares (INDZ)
Direxion Daily Indonesia Bull 3X Shares	Direxion Daily Indonesia Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares (LBJ)	Direxion Daily Latin America Bear 3X Shares (LHB)
Direxion Daily Malaysia Bull 3X Shares	Direxion Daily Malaysia Bear 3X Shares
Direxion Daily Russia Bull 3X Shares (RUSL)	Direxion Daily Russia Bear 3X Shares (RUSS)
Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares
Direxion Daily Taiwan Bull 3X Shares	Direxion Daily Taiwan Bear 3X Shares
Direxion Daily Thailand Bull 3X Shares	Direxion Daily Thailand Bear 3X Shares
Direxion Daily Turkey Bull 3X Shares	Direxion Daily Turkey Bear 3X Shares
Sector Funds
Direxion Daily Agribusiness Bull 3X Shares (COWL)	Direxion Daily Agribusiness Bear 3X Shares (COWS)
Direxion Daily Basic Materials Bull 3X Shares (MATL)	Direxion Daily Basic Materials Bear 3X Shares (MATS)
Direxion Daily Commodity Related Bull 3X Shares	Direxion Daily Commodity Related Bear 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares (CDYL)	Direxion Daily Consumer Discretionary Bear 3X Shares (CDYS)
Direxion Daily Consumer Staples Bull 3X Shares (CSSL)	Direxion Daily Consumer Staples Bear 3X Shares (CSSS)
Direxion Daily Global Infrastructure Bull 3X Shares	Direxion Daily Global Infrastructure Bear 3X Shares
Direxion Daily Gold Miners Bull 3X Shares (NUGT)	Direxion Daily Gold Miners Bear 3X Shares (DUST)
Direxion Daily Healthcare Bull 3X Shares (CURE)	Direxion Daily Healthcare Bear 3X Shares (SICK)
Direxion Daily Industrial Bull 3X Shares	Direxion Daily Industrial Bear 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares (GASL)	Direxion Daily Natural Gas Related Bear 3X Shares (GASX)
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares (RETL)	Direxion Daily Retail Bear 3X Shares (RETS)

Direxion Daily Semiconductor Bull 3X Shares (SOXL)	Direxion Daily Semiconductor Bear 3X Shares (SOXS)
Direxion Daily Silver Miners Bull 3X Shares	Direxion Daily Silver Miners Bear 3X Shares
Direxion Daily Utilities Bull 3X Shares (UTLL)	Direxion Daily Utilities Bear 3X Shares (UTLS)
Direxion Daily Wind Energy Bull 3X Shares	Direxion Daily Wind Energy Bear 3X Shares
Specialty Funds
Direxion Daily Clean Energy Bull 3X Shares	Direxion Daily Clean Energy Bear 3X Shares
Direxion Daily Energy Bull 3X Shares (ERX)	Direxion Daily Energy Bear 3X Shares (ERY)
Direxion Daily Financial Bull 3X Shares (FAS)	Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Real Estate Bull 3X Shares (DRN)	Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Technology Bull 3X Shares (TYH)	Direxion Daily Technology Bear 3X Shares (TYP)
Fixed Income Funds
Direxion Daily 7-10 Year Treasury Bull 3X Shares (TYD) (formerly Direxion Daily 10-Year Treasury Bull 3X Shares)	Direxion Daily 7-10 Year Treasury Bear 3X Shares (TYO) (formerly Direxion Daily 10-Year Treasury Bear 3X Shares)
Direxion Daily 20+ Year Treasury Bull 3X Shares (TMF) (formerly Direxion Daily 30-Year Treasury Bull 3X Shares)	Direxion Daily 20+ Year Treasury Bear 3X Shares (TMV) (formerly Direxion Daily 30-Year Treasury Bear 3X Shares)
Direxion Daily Corporate Bond Bull 3X Shares	Direxion Daily Corporate Bond Bear 3X Shares
Direxion Daily High Yield Bull 3X Shares	Direxion Daily High Yield Bear 3X Shares
Direxion Daily Municipal Bond Taxable Bull 3X Shares
Direxion Daily TIPs Bull 3X Shares	Direxion Daily TIPs Bear 3X Shares
Direxion Daily Total Bond Market Bull 3X Shares

1X BEAR FUNDS
Domestic Equity Index Funds
Direxion Daily Dow 30® Bear 1X Shares Direxion Daily Large Cap Bear 1X Shares Direxion Daily Small Cap Bear 1X Shares Direxion Daily Total Market Bear 1X Shares (TOTS)
Fixed Income Funds
Direxion Daily 7-10 Year Treasury Bear 1X Shares (TYNS)
Direxion Daily 20+ Year Treasury Bear 1X Shares (TYBS)
Direxion Daily Corporate Bond Bear 1X Shares
Direxion Daily Municipal Bond Taxable Bear 1X Shares
Direxion Daily Total Bond Market Bear 1X Shares (SAGG)

International Funds
Direxion Daily Developed Markets Bear 1X Shares Direxion Daily Emerging Market Bear 1X Shares

Domestic Equity Index Funds
Direxion All Cap Insider Sentiment Shares (KNOW)
Direxion Large Cap Insider Sentiment Shares (INSD)
Direxion Primary Tactical Advantage Shares
Direxion S&P 1500® RC Volatility Response Shares (VSPR)
Direxion S&P 600® RC Volatility Response Shares
Direxion S&P 500® RC Volatility Response Shares (VSPY)

International Funds
Direxion S&P Latin America 40 RC Volatility Response Shares (VLAT)
Sector Funds
Direxion NASDAQ-100® Equal Weighted Index Shares (QQQE) Direxion NASDAQ Volatility Response Shares (QVOL) Direxion Wireless Communications Shares Direxion Auto Shares (DRVE)

India Fixed-Income Funds
IndiaShares Fixed-Income Shares
India Equity Funds
IndiaShares Mid- & Small-Cap Shares
India Sector Funds
IndiaShares Consumer Shares
IndiaShares Energy & Utilities Shares
IndiaShares Financial Shares
IndiaShares Industrial Shares
IndiaShares Infrastructure Shares
IndiaShares Materials Shares
IndiaShares Technology & Telecommunication Shares

Quantum Funds
Quantum-ISE Enhanced Broad Market Shares Quantum-ISE Enhanced Large-Cap Shares Quantum-ISE Enhanced Small-Cap Shares